Intangible Assets - Schedule of Amortization of Patent (Details)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 2,160
2022	2,160
2023	2,160
2024	2,160
2025	2,160
2026 and later	$ 38,201